CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Cash and cash deposits:
Cash and cash equivalents		¥ 4,424,462	¥ 4,239,359
Time deposits		642,388	545,842
Deposits with stock exchanges and other segregated cash		447,846	369,770
Total cash and cash deposits		5,514,696	5,154,971
Loans and receivables:
Loans receivable (includes ¥2,074,585 and ¥2,178,376 at fair value option)		6,025,008	5,469,195
Receivables from customers (includes ¥21,834 and ¥50,258 at fair value option)		410,722	453,937
Receivables from other than customers		1,030,023	928,632
Allowance for credit losses		(16,920)	(18,047)
Total loans and receivables		7,448,833	6,833,717
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥466,440 and ¥358,711 at fair value option)		14,004,757	15,621,132
Securities borrowed		4,658,828	5,373,663
Total collateralized agreements		18,663,585	20,994,795
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥6,892,311 and ¥8,666,326; includes ¥8,108 and ¥745,801 at fair value option)		22,372,339	19,539,742
Private equity and debt investments (includes ¥22,807 and ¥28,212 at fair value option)		151,710	117,066
Total trading assets and private equity and debt investments		22,524,049	19,656,808
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥529,605 and ¥546,117)		436,454	448,785
Non-trading debt securities (includes ¥ nil and ¥226,772 at fair value option)		485,290	335,401
Investments in equity securities (includes assets pledged of ¥247 and ¥272)		98,401	105,088
Investments in and advances to affiliated companies (includes assets pledged of ¥6,929 and ¥7,460; includes ¥ 1,514 and ¥11,478 at fair value option)		506,389	462,017
Other (includes ¥213,227 and ¥215,854 at fair value option)		1,124,473	1,155,621
Total other assets		2,651,007	2,506,912
Total assets		56,802,170	55,147,203
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥650,122 and ¥630,604 at fair value option)	[1]	1,117,292	1,054,717
Payables and deposits:
Payables to customers		1,377,222	1,310,825
Payables to other than customers		2,766,112	2,823,100
Deposits received at banks (includes ¥182,906 and ¥325,570 at fair value option)		3,105,581	2,356,202
Total payables and deposits		7,248,915	6,490,127
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥916,090 and ¥673,648 at fair value option)		16,287,758	16,870,303
Securities loaned (includes ¥62,102 and ¥30,216 at fair value option)		1,964,682	2,133,066
Other secured borrowings		393,420	393,206
Total collateralized financing		18,645,860	19,396,575
Trading liabilities		11,378,828	10,890,610
Other liabilities (includes ¥61,052 and ¥54,588 at fair value option)		1,456,598	1,414,546
Long-term borrowings (includes ¥6,145,018 and ¥6,915,178 at fair value option)		13,373,678	12,452,115
Total liabilities		53,221,171	51,698,690
Commitments and contingencies (Note 20)
Common stock
No par value shares; Authorized—6,000,000,000 shares Issued—3,163,562,601 shares Outstanding—2,970,755,160 and 2,956,210,965 shares		594,493	594,493
Additional paid-in capital		704,877	708,785
Retained earnings		1,867,379	1,705,725
Accumulated other comprehensive income		447,808	459,984
Total NHI shareholders' equity before treasury stock		3,614,557	3,468,987
Common stock held in treasury, at cost—192,807,441 and 207,351,636 shares		(143,678)	(118,798)
Total NHI shareholders' equity		3,470,879	3,350,189
Noncontrolling interests		110,120	98,324
Total equity		3,580,999	3,448,513
Total liabilities and equity		56,802,170	55,147,203
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		14,000	73,000
Total cash and cash deposits		14,000	73,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments		1,318,000	1,296,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥529,605 and ¥546,117)		3,000	15,000
Other (includes ¥213,227 and ¥215,854 at fair value option)		236,000	84,000
Total other assets		239,000	99,000
Total assets		1,571,000	1,468,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥650,122 and ¥630,604 at fair value option)		112,000	220,000
Collateralized financing:
Trading liabilities		0	0
Other liabilities (includes ¥61,052 and ¥54,588 at fair value option)		156,000	6,000
Long-term borrowings (includes ¥6,145,018 and ¥6,915,178 at fair value option)		935,000	886,000
Borrowings		1,047,000	1,106,000
Total liabilities		¥ 1,203,000	¥ 1,112,000

[1]	Includes secured borrowings of ¥144,920 million and ¥119,682 million as of March 31, 2024 and March 31, 2025 respectively.